Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Entity File Number	000-23288
Entity Current Reporting Status	Yes
Entity Registrant Name	SILICOM LTD.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	14 Atir Yeda Street
Entity Address, City or Town	Kfar Sava
Entity Address, Country	IL
Entity Address, Postal Zip Code	4464323
Title of 12(b) Security	Ordinary Shares, NIS 0.01 nominal value per share
Trading Symbol	SILC
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	5,706,142
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0000916793
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Auditor Firm ID	1309
Auditor Location	Haifa, Israel
Auditor Name	Kesselman & Kesselman
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]
Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheets of Silicom Ltd. and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of operations, changes in shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO.

Business Contact [Member]
Contact Personnel Name	Eran Gilad
Entity Address, Address Line One	14 Atir Yeda Street
Entity Address, City or Town	Kfar Sava
Entity Address, Country	IL
Entity Address, Postal Zip Code	4464323
City Area Code	972
Local Phone Number	9-764-4555
Contact Personnel Email Address	erang@silicom.co.il